UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935783870
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  03-May-2023
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Lisa Hammitt                                              Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Thomas C. King                                            Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For
       W. Benjamin Moreland                                      Mgmt          For                            For
       Mary Teresa Rainey                                        Mgmt          For                            For
       Scott R. Wells                                            Mgmt          For                            For
       Jinhy Yoon                                                Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Approval of the advisory (non-binding) vote               Mgmt          1 Year                         For
       on the frequency of future say-on-pay votes

4.     Ratification of Ernst & Young LLP as the                  Mgmt          For                            For
       independent accounting firm for the year
       ending December 31, 2023




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935799924
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2023
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Deborah A. Farrington                                     Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to approve, on an advisory basis,                Mgmt          1 Year                         For
       the frequency of future advisory
       shareholder votes on the compensation paid
       to the Company's named executive officers.

4.     Proposal to approve an amendment and                      Mgmt          For                            For
       restatement of the Cumulus Media Inc. 2020
       Equity and Incentive Compensation Plan.

5.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935814699
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  18-May-2023
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert W. Pittman                                         Mgmt          For                            For
       James A. Rasulo                                           Mgmt          For                            For
       Richard J. Bressler                                       Mgmt          For                            For
       Samuel E. Englebardt                                      Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For
       Cheryl Mills                                              Mgmt          For                            For
       Graciela Monteagudo                                       Mgmt          For                            For
       K. Sivaramakrishnan                                       Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2023.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.

4.     The approval, on an advisory (non-binding)                Mgmt          1 Year                         For
       basis, of the frequency of future advisory
       (non-binding) votes on the compensation of
       our named executive officers.

5.     The approval of an amendment to the                       Mgmt          For                            For
       iHeartMedia, Inc. 2021 Long- Term Incentive
       Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 SSGA ACTIVE TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78467V608
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SRLN
            ISIN:  US78467V6083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/24/2023